Schedule Of Fair Value Measurement Inputs Level 3 (Details) (Fair Value, Inputs, Level 3 [Member], EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total Financial Instruments [Member]
Fair Value	€ 3,439	€ 1,754	€ 195
Impact of Placement, Reimbursement Of Convertible Debentures	0	0
Impact of Placement, New Granted Warrants	2,950	1,821
Fair-value Adjustments	(1,007)	92
Fair-value, Amortization Costs	0	0
USD EUR Exchange Impact	(256)	19
Non Convertible Debentures [Member]
Fair Value	0	4,416
Impact of Placement, Reimbursement Of Convertible Debentures	(6,015)	(1,526)
Impact of Placement, New Granted Warrants	0	0
Fair-value Adjustments	0	0
Fair-value, Amortization Costs	1,637	1,292
USD EUR Exchange Impact	(38)	(62)
Outstanding Nominal Amount [Member]
Fair Value	0	8,000	10,500
Impact of Placement, Reimbursement Of Convertible Debentures	(8,000)	(2,000)
Impact of Placement, New Granted Warrants	0	0
Fair-value Adjustments	0	0
Fair-value, Amortization Costs	0	0
USD EUR Exchange Impact	0	0
TotalDebentures [Member]
Fair Value	0	4,416	7,085
Impact of Placement, Reimbursement Of Convertible Debentures	(6,015)	(1,526)
Impact of Placement, New Granted Warrants	0	0
Fair-value Adjustments	0	282
Fair-value, Amortization Costs	1,637	1,292
USD EUR Exchange Impact	(38)	(96)
InvestorWarrants2012 [Member]
Fair Value	1,522	1,571	0
Impact of Placement, Reimbursement Of Convertible Debentures	0	0
Impact of Placement, New Granted Warrants		1,629
Fair-value Adjustments	18	(75)
Fair-value, Amortization Costs	0	0
USD EUR Exchange Impact	(67)	17
PlacementAgentsWarrants2012 [Member]
Fair Value	181	183
Impact of Placement, Reimbursement Of Convertible Debentures	0
Fair-value Adjustments	5
Fair-value, Amortization Costs	0
USD EUR Exchange Impact	(7)
Investor Warrants 2013 [Member]
Fair Value	1,628	0
Impact of Placement, Reimbursement Of Convertible Debentures	0
Impact of Placement, New Granted Warrants	2,725
Fair-value Adjustments	(928)
Fair-value, Amortization Costs	0
USD EUR Exchange Impact	(169)
Placement Agent Warrants 2013 [Member]
Fair Value	109	0
Impact of Placement, Reimbursement Of Convertible Debentures	0
Impact of Placement, New Granted Warrants	225
Fair-value Adjustments	(103)
Fair-value, Amortization Costs	0
USD EUR Exchange Impact	(13)
Total Of Long Term Debt Types [Member]
Fair Value	3,439	6,170	7,280
Impact of Placement, Reimbursement Of Convertible Debentures	(6,015)	(1,526)
Impact of Placement, New Granted Warrants	2,950	1,821
Fair-value Adjustments	(1,007)	374
Fair-value, Amortization Costs	1,637	1,292
USD EUR Exchange Impact	€ (294)	€ (78)